LONG-TERM DEBT - Narrative (Details) (Secured Debt, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012 bank	Jan. 01, 2012
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Total remaining aggregate payments for capital leases including interest	$ 8,824
2013	2,739
2014	2,744
2015	1,840
2016	1,501
Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	100,000
Maturity term	4 years
Number of lenders	5
Credit facility description	The Credit Facility is secured by accounts receivable, inventories, fixed assets, and certain other assets. The Credit Facility contains a fixed charge coverage covenant test that becomes applicable if the sum of available unborrowed credit plus certain cash balances falls below 15% of aggregate commitments or $11,250 whichever is greater.
Minimum remaining borrowing capacity plus cash balance as a percent of aggregate commitments to avoid charges under covenant terms	15.00%
Minimum remaining borrowing capacity plus cash balance to avoid charges under covenant terms	$ 11,250
Line of Credit Facility, Unused Capacity Maximum Commitment Fee Percentage	0.75%
Line of Credit Facility, Unused Capacity Minimum Commitment Fee Percentage	0.50%
Weighted average interest rate	3.53%	3.73%
Unused capacity commitment fee percentage	0.50%
Credit facility commitment fee description	We are also required to pay a fee on the unused portion of the Credit Facility payable at an annual rate of 50.0 basis points if the unused portion is equal to or less than 50% of the aggregate commitment or 75.0 basis points if the unused portion is greater than 50% of the aggregate commitment.
Minimum unused capacity commitment fee threshold, percentage	50.00%
Maximum unused capacity commitment fee threshold, percentage	50.00%
Revolving credit facility | LIBOR Contract
Line of Credit Facility [Line Items]
Credit facility interest rate description	Payment of interest on LIBOR contracts is at an annual rate equal to the LIBOR rate plus 3.00% to 3.50% based on our level of liquidity.
Revolving credit facility | LIBOR Contract | Minimum
Line of Credit Facility [Line Items]
Spread on variable rate	3.00%
Revolving credit facility | LIBOR Contract | Maximum
Line of Credit Facility [Line Items]
Spread on variable rate	3.50%
Revolving credit facility | Base Rate Loan
Line of Credit Facility [Line Items]
Credit facility interest rate description	Payment of interest on base rate loans is based on the prime rate plus 2.00% to 2.50% based upon our level of liquidity.
Revolving credit facility | Base Rate Loan | Minimum
Line of Credit Facility [Line Items]
Spread on variable rate	2.00%
Revolving credit facility | Base Rate Loan | Maximum
Line of Credit Facility [Line Items]
Spread on variable rate	2.50%